ACCOUNTING POLICIES (Details) $ in Thousands, shares in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2015 shares	Dec. 31, 2017 USD ($) reporting_unit recycling_market	Dec. 31, 2016 USD ($)	Nov. 30, 2015
Property, Plant and Equipment [Line Items]
Average period over which market price of scrap per ton is calculated		10 years
Number of recycling markets | recycling_market		3
Number of reporting units | reporting_unit		1
Deferred finance costs, net | $		$ 12,260	$ 10,674
Vessel [Member]
Property, Plant and Equipment [Line Items]
Estimated remaining economic useful life		25 years
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Estimated remaining economic useful life		5 years
Golden Ocean [Member]
Property, Plant and Equipment [Line Items]
Stock dividend (in shares) | shares	75.4
Minimum [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage		20.00%
Maximum [Member]
Property, Plant and Equipment [Line Items]
Ownership percentage		50.00%
Reverse acquisition [Member]
Property, Plant and Equipment [Line Items]
Percentage ownership of merged entity from existing shareholders of Frontline 2012				74.60%